DEFERRED TAX ASSETS AND LIABILITIES - UNRECOGNIZED DEFERRED TAX OF CERTAIN SUBSIDIARIES - NARRATIVE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 20,821	¥ 19,194
Write-down of deferred tax assets	26	¥ 811	¥ 75
Within one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	2,508
Between one and two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	4,462
Between two and three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	4,080
Between three and four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,833
Between four and five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 5,938